Inventories	12 Months Ended
Dec. 31, 2018
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Inventories

D.9. Inventories

Inventories comprise the following:

	2018			2017(a)			2016(a)
(€ million)	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount
Raw materials	1,099	(83)	1,016	1,041	(79)	962	1,053	(104)	949
Work in process	4,637	(549)	4,088	4,348	(656)	3,692	4,512	(710)	3,802
Finished goods	2,533	(160)	2,373	2,342	(178)	2,164	2,345	(200)	2,145

Total	8,269	(792)	7,477	7,731	(913)	6,818	7,910	(1,014)	6,896

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).

Allowances include write-downs of products on hand pending marketing approval.

Inventories pledged as security for liabilities amounted to €18 million as of December 31, 2018 (compared with €18 million as of December 31, 2017 and €24 million as of December 31, 2016).